Investment in Securities (Summary of Contractual Maturities of Available-for-Sale Debt Securities and Held-to-Maturity Debt Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Available-for-sale debt securities, amortized cost
Due within one year	¥ 64,120
Due after one to five years	205,377
Due after five to ten years	558,592
Due after ten years	411,651
Available-for-sale debt securities, Amortized cost	1,239,740
Available-for-sale debt securities, fair value
Due within one year	64,381
Due after one to five years	207,630
Due after five to ten years	555,858
Due after ten years	436,375
Available-for-sale debt securities	1,264,244
Held-to-maturity debt securities, amortized cost
Due after five to ten years	3,983
Due after ten years	110,078
Held-to-maturity securities, Amortized cost	114,061	¥ 113,891
Held-to-maturity debt securities, fair value
Due after five to ten years	4,808
Due after ten years	139,518
Held-to-maturity securities, fair value	¥ 144,326